Related party transactions and information (Details) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 22, 2022 shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related party borrowings and receivables
Amount payable			$ 9
Cash advances and loans from related parties			206
Corporate and business unit services			$ 33
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding			34.42%
Paul Coulson Ownership Interests
Related party borrowings and receivables
Shares held in entity | shares	125,000
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding			19.24%
Paul Coulson Ownership Interests | Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Percentage of issued share capital holding			52.42%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director			4
Key Management Personnel
Related party borrowings and receivables
Amount payable			$ 2
Salaries and other short term employee benefits			5
Postemployment benefits			0
Transaction related and other compensation			28
AGSA
Other related party transactions
Net cash received from/(remitted to) Ardagh		$ 206		$ (55)	$ (54)
Tax offset in invested capital		(34)		8	(4)
Other changes in intercompany balances, unsettled amounts, related party transactions		4		(2)
Other related party transactions		$ 176		$ (49)	$ (58)
AGSA | Selling, general and administrative expenses
Related party borrowings and receivables
Corporate and business unit services			$ 33